CONTRACT COSTS (Details) Rp in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2024 USD ($)
Movement of contract costs
Beginning balance	Rp 2,221,000	Rp 2,412,000
Addition current year	1,797,000	1,071,000
Amortization during the year	(454,000)	(374,000)
Expense during the year	(831)	(704,000)
Impairment	(3,000)	(184,000)
Ending balance	2,730,000	2,221,000
Current	(1,134,000)	(653,000)	$ (70)
Non-current	1,596,000	1,568,000	$ 99
Cost to obtain
Movement of contract costs
Beginning balance	1,641,000	1,554,000
Addition current year	479,000	461,000
Amortization during the year	(454,000)	(374,000)
Ending balance	1,666,000	1,641,000
Current	(407,000)	(427,000)
Non-current	1,259,000	1,214,000
Cost to fulfill
Movement of contract costs
Beginning balance	580,000	858,000
Addition current year	1,318,000	610,000
Expense during the year	(831)	(704,000)
Impairment	(3,000)	(184,000)
Ending balance	1,064,000	580,000
Current	(727,000)	(226,000)
Non-current	Rp 337,000	Rp 354,000